Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 659	¥ 165
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current liabilities
Derivative [Line Items]
Liability Derivatives	22
Designated as Hedging Instrument | Commodity futures | Other current assets
Derivative [Line Items]
Asset Derivatives		22
Designated as Hedging Instrument | Commodity futures | Other current liabilities
Derivative [Line Items]
Liability Derivatives	181	44
Designated as Hedging Instrument | Interest rate swap agreement | Other current liabilities
Derivative [Line Items]
Liability Derivatives	20
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	16
Not Designated as Hedging Instrument | Options Held | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 10